Summary of Significant Accounting Policies (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION

As used in this report, the terms “Tesoro,” “we,” “us” or “our” may refer to Tesoro Corporation, one or more of its consolidated subsidiaries or all of them taken as a whole. The words “we,” “us” or “our” generally include Tesoro Logistics LP (“TLLP”) and its subsidiaries as consolidated subsidiaries of Tesoro Corporation with certain exceptions where there are transactions or obligations between TLLP and Tesoro Corporation or its other subsidiaries. When used in descriptions of agreements and transactions, “TLLP” or the “Partnership” refers to TLLP and its consolidated subsidiaries, including its 58% interest in QEP Midstream Partners, LP (“QEPM”), a publicly traded limited partnership, and its subsidiaries.

The interim condensed consolidated financial statements and notes thereto of Tesoro Corporation and its subsidiaries have been prepared by management without audit according to the rules and regulations of the Securities and Exchange Commission (“SEC”). The accompanying condensed consolidated financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of results for the periods presented. Such adjustments are of a normal recurring nature, unless otherwise disclosed.

The consolidated balance sheet at December 31, 2014 has been condensed from the audited consolidated financial statements at that date. Certain information and notes normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been condensed or omitted pursuant to the SEC’s rules and regulations. However, management believes that the disclosures presented herein are adequate to present the information fairly. The accompanying condensed consolidated financial statements and notes should be read in conjunction with our Annual Report on Form 10-K for the year ended December 31, 2014.

We prepare our condensed consolidated financial statements in conformity with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. We review our estimates on an ongoing basis. Changes in facts and circumstances may result in revised estimates and actual results could differ from those estimates. The results of operations for any interim period are not necessarily indicative of results for the full year. Certain prior year balances have been aggregated or disaggregated in order to conform to the current year presentation. Due to there being no adjustments to accumulated other comprehensive income for the three months ended March 31, 2015 and 2014, consolidated statements of comprehensive income have been omitted.

Our condensed consolidated financial statements include TLLP, a variable interest entity. As the general partner of TLLP, we have the sole ability to direct the activities of TLLP that most significantly impact its economic performance. We are also considered to be the primary beneficiary for accounting purposes and are TLLP’s primary customer. Under our various long-term, fee-based commercial agreements with TLLP, transactions with us accounted for 56% and 88% of TLLP’s total revenues for the three months ended March 31, 2015 and 2014, respectively. In the event TLLP incurs a loss, our operating results will reflect TLLP’s loss, net of intercompany eliminations. See Note 2 for additional information relating to TLLP.

On September 25, 2013, we completed the sale of all of our interest in Tesoro Hawaii, LLC, which operated a 94 thousand barrel per day Hawaii refinery, retail stations and associated logistics assets (the “Hawaii Business”). The results of operations for this business have been presented as discontinued operations in the condensed statements of consolidated operations for the three months ended March 31, 2015 and 2014. There were no revenues for either the three months ended March 31, 2015 or 2014. We recorded losses, before and after tax of $1 million for the three months ended March 31, 2014 related to the Hawaii Business. There were no recorded losses, before or after tax, for the three months ended March 31, 2015. There were no cash flows for either the three months ended March 31, 2015 or 2014. Unless otherwise noted, the information in the notes to the condensed consolidated financial statements relates to our continuing operations.

New Accounting Standards and Disclosures

Revenue Recognition. The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) in May 2014 providing accounting guidance for all revenue arising from contracts to provide goods or services to customers. The requirements from the new ASU are effective for interim and annual periods beginning after December 15, 2016, and early adoption is not permitted. The FASB has proposed a one-year deferral of the effective date; however, this proposal has not been finalized. The standard allows for either full retrospective adoption or modified retrospective adoption. At this time, we are evaluating the guidance to determine the method of adoption and the impact of this ASU on our financial statements and related disclosures.

Debt Issuance Costs. In April 2015, the FASB issued ASU 2015-03 which will simplify the presentation of debt issuance costs. Under the new ASU, debt issuance costs related to a recognized debt liability will be presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability. As a result, our balance sheet will reflect a reclassification of unamortized debt issuance costs from other noncurrent assets to debt. This ASU is effective for interim and annual periods beginning after December 15, 2015, and early adoption is permitted. We have adopted this standard effective as of March 31, 2015 and applied the changes retrospectively to the prior periods presented. Adoption of this standard has resulted in the reclassification of $93 million from other noncurrent assets to debt on the balance sheet at December 31, 2014. Unamortized debt issuance costs of $89 million are recorded as a reduction to debt on the balance sheet at March 31, 2015.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description and Nature of Business

As used in this report, the terms “Tesoro,” the “Company,” “we,” “us” or “our” may refer to Tesoro Corporation, one or more of its consolidated subsidiaries or all of them taken as a whole. The words “we,” “us” or “our” generally include Tesoro Logistics LP (“TLLP”) and its subsidiaries as consolidated subsidiaries of Tesoro Corporation with certain exceptions where there are transactions or obligations between TLLP and Tesoro Corporation or its other subsidiaries. When used in descriptions of agreements and transactions, “TLLP” or the “Partnership” refers to TLLP and its consolidated subsidiaries, including its 58% interest in QEP Midstream Partners, LP (“QEPM”), a publicly traded limited partnership, and its subsidiaries.

Tesoro was incorporated in Delaware in 1968. Based in San Antonio, Texas, we are one of the largest independent petroleum refining and marketing companies in the United States. Our subsidiaries, operating through three business segments, primarily transport crude oil and manufacture, transport and sell transportation fuels. Our refining operating segment (“Refining”), which owns and operates six refineries in the western United States, refines crude oil and other feedstocks into transportation fuels, such as gasoline and gasoline blendstocks, jet fuel and diesel fuel, as well as other products, including heavy fuel oils, liquefied petroleum gas and petroleum coke for sale in bulk markets to a wide variety of customers within our markets. Our refineries have a combined crude oil capacity of approximately 850 thousand barrels per day (“Mbpd”). As of December 31, 2013, we began reporting the logistics assets and operations of TLLP, a publicly traded limited partnership, as a separate operating segment. In previous periods, TLLP’s assets and operations were presented within our refining operating segment, as certain quantitative thresholds had not been met. TLLP’s assets and operations include certain crude oil and natural gas gathering assets, natural gas processing and crude oil and refined products terminalling, transportation and storage assets acquired from Tesoro and third parties. Our marketing operating segment (“Marketing”) sells transportation fuels in 16 states through a network of 2,267 retail stations under the ARCO®, Shell®, Exxon®, Mobil®, USA GasolineTM and Tesoro® brands. Our unbranded, or wholesale, business includes volumes sold through agreements with third-party dealers. During 2014, we converted our company-operated retail locations to multi-site operators (“MSO”) retaining the transportation fuel sales. Under these MSO arrangements, we no longer operate the convenience stores, own the related merchandise inventory or employ the store employees as the MSO operates the stations.

Our earnings, cash flows from operations and liquidity depend upon many factors, including producing and selling refined products at margins above fixed and variable expenses. The prices of crude oil and refined products fluctuate substantially and our financial results are significantly influenced by the timing of changes in crude oil costs and how quickly refined product prices adjust to reflect these changes. These price fluctuations depend on numerous factors beyond our control, including the global supply and demand for crude oil and refined products, which are subject to factors including changes in the global economy, the level of foreign and domestic production of crude oil and refined products, geo-political conditions, availability of crude oil and refined product imports, the infrastructure to transport crude oil and refined products, weather conditions, earthquakes and other natural disasters, seasonal variations, government regulations, threatened or actual terrorist incidents or acts of war, and local factors, including market conditions and the level of operations of other suppliers in our markets. Margin fluctuations resulting from these factors have a significant impact on our results of operations, cash flows, liquidity and financial position.

Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements include the accounts of Tesoro and its subsidiaries. All intercompany accounts and transactions have been eliminated. We have evaluated subsequent events through the filing of this Form 10-K. Any material subsequent events that occurred during this time have been properly recognized or disclosed in our financial statements. Certain prior year balances have been reclassified to conform to current year presentation.

Our consolidated financial statements include TLLP, a variable interest entity. Tesoro Logistics GP, LLC (“TLGP”), Tesoro’s fully consolidated subsidiary, serves as TLLP’s general partner. As the general partner of TLLP, we have the sole ability to direct the activities of TLLP that most significantly impact its economic performance. We are also considered to be the primary beneficiary for accounting purposes and are TLLP’s primary customer. Under our long-term transportation agreements with TLLP (discussed further below), transactions with us accounted for 83%, 87% and 91% of TLLP’s total revenues for the years ended December 31, 2014, 2013 and 2012, respectively. As TLLP did not derive a significant amount of revenue from third parties, there is limited risk to Tesoro associated with TLLP’s operations. However, in the event TLLP incurs a loss, our operating results will reflect TLLP’s loss, net of intercompany eliminations, to the extent of our ownership interest in TLLP. All intercompany transactions with TLLP are eliminated upon consolidation.

Use of Estimates

We prepare our consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. We review our estimates on an ongoing basis, based on currently available information. Changes in facts and circumstances may result in revised estimates and actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include bank deposits and low-risk short-term investments with original maturities of three months or less at the time of purchase. Cash equivalents are stated at cost, which approximates market value. We place our cash deposits and temporary cash investments with high credit quality financial institutions. Our cash and cash equivalents may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation insurance limit.

Receivables

Our receivables primarily consist of customer accounts receivable. Credit is extended based on an ongoing evaluation of our customers’ financial condition and other factors. In certain circumstances, we require prepayments, letters of credit, guarantees, or other forms of collateral. Credit risk with respect to trade receivables is mitigated by the large number of customers comprising our customer base and their dispersion across various industry groups and geographic areas of operations. Our allowance for doubtful accounts is based on numerous factors including current sales amounts, historical charge-offs and specific accounts identified as high risk. Uncollectible accounts receivable are charged against the allowance for doubtful accounts when reasonable efforts to collect the amounts due have been exhausted.

Inventories

Inventories are stated at the lower of cost or market. We use last-in, first-out as the primary method to determine the cost of petroleum commodities, oxygenates and by-products held by our U.S. subsidiaries. We determine the carrying value of inventories of crude oil held by our foreign subsidiaries using the first-in, first-out cost method. We value merchandise along with materials and supplies at average cost.

Property, Plant and Equipment

We capitalize the cost of additions, major improvements and modifications to property, plant and equipment (“Property Assets”). The cost of repairs to, and normal maintenance of, Property Assets is expensed as incurred. Major improvements and modifications of Property Assets are those expenditures that either extend the useful life, increase the capacity or improve the operating efficiency of the asset, or improve the safety of our operations. The cost of Property Assets constructed includes interest and certain overhead costs allocable to the construction activities. Capitalized interest totaled $25 million, $19 million and $16 million during 2014, 2013 and 2012, respectively, and is recorded as a reduction to net interest and financing costs in our statements of consolidated operations.

Our operations, especially those of our refining segment, are highly capital intensive. Each of our refineries is comprised of a large base of Property Assets, consisting of a series of interconnected, highly integrated and interdependent petroleum processing facilities and supporting logistical infrastructure which are regularly improved. We plan for these improvements by developing a multi-year capital program that is updated and revised based on changing internal and external factors.

We compute depreciation of Property Assets using the straight-line method, based on the estimated useful life of each asset. The useful lives range from 3 to 28 years for Refining segment assets, 3 to 28 years for TLLP segment assets, 3 to 16 years for Marketing segment assets, and 3 to 25 years for corporate assets. We record Property Assets under capital leases at the lower of the present value of minimum lease payments using our incremental borrowing rate or the fair value of the leased property at the date of lease inception. We depreciate leasehold improvements and Property Assets acquired under capital leases over the lesser of the lease term or the economic life of the asset. Depreciation expense totaled $363 million, $322 million and $281 million for 2014, 2013 and 2012, respectively.

Acquired Intangibles and Goodwill

Acquired intangibles are recorded at fair value as of the date acquired and consist primarily of air emission credits, trade names, customer relationships, refinery permits and plans and a master franchise license for the ampm® convenience store brand (“ampm® License”). We amortize acquired intangibles with finite lives on a straight-line basis over estimated useful lives of 3 to 35 years, and we include the amortization of acquired intangibles in depreciation and amortization expense in our statements of consolidated operations. Our indefinite-lived intangible assets consist of the ARCO® brand and associated registered trademarks for certain of our retail stations. Amortization for these acquired intangibles, which is included in depreciation and amortization expense in our statements of consolidated operations, amounted to $17 million, $13 million and $12 million in 2014, 2013 and 2012, respectively.

Goodwill represents the amount the purchase price exceeds the fair value of net assets acquired in a business combination. We do not amortize goodwill or indefinite-lived intangible assets. We are required, however, to review goodwill and indefinite-lived intangible assets for impairment annually, or more frequently if events or changes in business circumstances indicate the book value of the assets may not be recoverable. In such circumstances, we record the impairment in loss on asset disposals and impairments in our statements of consolidated operations.

We review the recorded value of goodwill for impairment on November 1st of each year, or sooner if events or changes in circumstances indicate the carrying amount may exceed fair value. Our annual test for goodwill impairment involves a qualitative assessment performed at the reporting unit level. As part of our qualitative assessments, we evaluate economic conditions, industry and market considerations, cost factors, overall financial performance, and other relevant entity specific and reporting unit events. We assess our overall financial performance and consider other factors that may impact the supply and demand of refined products including: crude oil prices, increased federal fuel efficiency standards for motor vehicles, or other legislation that could have negative implications. We determine the relevance of any entity-specific events or events affecting our reporting units which would have a negative effect on the carrying value of the reporting units. In 2014, based on the qualitative analysis performed, we determined that no further impairment testing was necessary.

Impairment of Long-Lived Assets

We review Property Assets and other long-lived assets, including acquired intangible assets with finite lives, for impairment whenever events or changes in business circumstances indicate the net book values of the assets may not be recoverable. Impairment is indicated when the undiscounted cash flows estimated to be generated by those assets are less than the assets’ net book value. If this occurs, an impairment loss is recognized for the difference between the fair value and net book value. Factors that indicate potential impairment include: a significant decrease in the market value of the asset, operating or cash flow losses associated with the use of the asset and a significant change in the asset’s physical condition or use.

Investments–Equity Method and Joint Ventures

For equity investments that are not required to be consolidated under the variable interest model, we evaluate the level of influence we are able to exercise over an entity’s operations to determine whether to use the equity method of accounting. Our judgment regarding the level of control over an equity method investment includes considering key factors such as our ownership interest, participation in policy-making and other significant decisions and material intercompany transactions. Amounts recognized for equity method investments are included in other noncurrent assets in our consolidated balance sheets and adjusted for our share of the net earnings or losses of the investee, which are presented separately in our statements of consolidated operations, capital contributions made and cash dividends received. We evaluate our equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may be impaired. A loss is recorded in earnings in the current period if a decline in the value of an equity method investment is determined to be other than temporary.

Other Noncurrent Assets

We defer turnaround costs and the costs of certain catalysts used in the refinery processing units that have a benefit period that exceeds one year and amortize these costs on a straight-line basis over the expected periods of benefit, normally ranging from 2 to 10 years. Turnaround expenditures are amortized over the period of time until the next planned turnaround of the processing unit. Amortization for these deferred charges, which is included in depreciation and amortization expense in our statements of consolidated operations, amounted to $182 million, $154 million and $125 million in 2014, 2013 and 2012, respectively.

We defer debt issuance costs related to our credit agreements and senior notes and amortize the costs over the terms of each instrument using the effective interest method. Amortization of deferred issuance costs, which is included in net interest and financing costs in our statements of consolidated operations, totaled $18 million, $12 million and $10 million in 2014, 2013 and 2012, respectively. We reassess the carrying value of debt issuance costs when modifications are made to the related debt instruments.

Derivative Instruments

We use non-trading derivative instruments to manage exposure to commodity price risks associated with the purchase or sale of feedstocks, refined products and energy supplies to or from our refineries, terminals, marketing operations and customers. We also use non-trading derivative instruments to manage price risks associated with inventories above or below our target levels. These derivative instruments typically involve physical commodity forward purchase and sale contracts (“Forward Contracts”), exchange-traded futures (“Futures Contracts”), over-the-counter swaps (“OTC Swap Contracts”), options (“Options”) and over-the-counter options (“OTC Option Contracts”), most of which had remaining durations of less than one year as of December 31, 2014. Our positions are monitored daily by our trading controls group to ensure compliance with our risk management policies.

We mark-to-market our derivative instruments and recognize the changes in their fair values, realized or unrealized, in either revenues or cost of sales in our statements of consolidated operations, depending on the purpose for acquiring and holding the derivatives. All derivatives are recorded and carried at fair value in receivables, other current assets or accounts payable in our consolidated balance sheets. Margin deposits represent cash collateral paid between our counterparties and us to support our commodity contracts. We net our asset and liability positions associated with multiple derivative instruments that are executed with the same counterparty under master netting arrangements.

Financial Instruments

The carrying value of certain of our financial instruments, including cash and cash equivalents, receivables, accounts payable and certain accrued liabilities approximate fair value primarily because of the short-term maturities of these instruments. The borrowings under the Tesoro Corporation revolving credit facility (our “Revolving Credit Facility”), the TLLP Revolving Credit Facility and our term loan credit facility agreement (the “Term Loan Facility”), which include variable interest rates, approximate fair value. We estimate the fair value for our debt primarily using prices from recent trade activity.

Income Taxes

We record deferred tax assets and liabilities for future income tax consequences that are attributable to differences between the financial statement carrying amounts of assets and liabilities and their income tax bases. We base the measurement of deferred tax assets and liabilities on enacted tax rates that we expect will apply to taxable income in the year we expect to settle or recover those temporary differences. We recognize the effect on deferred tax assets and liabilities of any change in income tax rates in the period that includes the enactment date. We provide a valuation allowance for deferred tax assets if it is more likely than not that those items will either expire before we are able to realize their benefit or their future deductibility is uncertain. We recognize the financial statement effects of a tax position when it is more likely than not that the position will be sustained upon examination. Tax positions taken, or expected to be taken, that are not recognized, are generally recorded as liabilities in our consolidated balance sheets.

Pension and Other Postretirement Benefits

We recognize separately the overfunded or underfunded status of our pension and other postretirement plans as an asset or liability. A change in the funded status of our defined benefit retirement plan is recognized in other comprehensive income in the period the change occurs. The funded status represents the difference between the projected benefit obligation and the fair value of the plan assets. The projected benefit obligation is the present value of benefits earned to date by plan participants, including the effect of assumed future salary increases. Plan assets are measured at fair value. We use a December 31st measurement date for plan assets and obligations for all of our plans.

Environmental Matters

We are subject to extensive federal, state and local environmental laws and regulations. These laws, which change frequently, regulate the discharge of materials into the environment and may require us to remove or mitigate the environmental effects of the disposal or release of petroleum or chemical substances at various sites, install additional controls or make other modifications to certain emission sources, equipment or facilities.

We capitalize environmental expenditures that extend the life or increase the capacity of facilities as well as expenditures that prevent environmental contamination. We expense costs that relate to an existing condition caused by past operations and that do not contribute to current or future revenue generation. We record liabilities when environmental assessments and/or remedial efforts are probable and can be reasonably estimated. Cost estimates are based on the expected timing and extent of remedial actions required by governing agencies, experience gained from similar sites for which environmental assessments or remediation have been completed and the amount of our anticipated liability considering the proportional liability and financial abilities of other responsible parties. Usually, the timing of these accruals coincides with the completion of a feasibility study or our commitment to a formal plan of action. Estimated liabilities are not discounted to present value and environmental expenses are recorded primarily in operating expenses in our statements of consolidated operations.

Asset Retirement Obligations

An asset retirement obligation (“ARO”) is an estimated liability for the cost to retire a tangible asset. We record AROs at fair value in the period in which we have a legal obligation to incur these costs, whether by government action or contractual arrangement, and can make a reasonable estimate of the fair value of the liability. AROs are calculated based on the present value of the estimated removal and other closure costs using our credit-adjusted risk-free rate. When the liability is initially recorded, we capitalize the cost by increasing the book value of the related long-lived tangible asset. The liability is accreted to its estimated settlement value and the related capitalized cost is depreciated over the asset’s useful life. We recognize a gain or loss at settlement for any difference between the settlement amount and the recorded liability, which is recorded in loss on asset disposals and impairments in our statements of consolidated operations. We estimate settlement dates by considering our past practice, industry practice, management’s intent and estimated economic lives.

We cannot currently estimate the fair value for certain potential AROs primarily because we cannot estimate settlement dates (or range of dates) associated with these assets. These AROs include:

•
hazardous materials disposal such as petroleum manufacturing by-products, chemical catalysts, and sealed insulation material containing asbestos, and removal or dismantlement requirements associated with the closure of our refining facilities, terminal facilities or pipelines, including the demolition or removal of certain major processing units, buildings, tanks, pipelines or other equipment; and

•	removal of underground storage tanks at our owned retail stations at or near the time of closure.

We have not historically incurred significant AROs for hazardous materials disposal or other removal costs associated with asset retirements or replacements during scheduled maintenance projects. We believe that the majority of our tangible assets have indeterminate useful lives. This precludes development of assumptions about the potential timing of settlement dates based on the following:

•	there are no plans to retire or dispose of these assets;

•
we plan on extending the assets’ estimated economic lives through scheduled maintenance projects at our refineries and other normal repair and maintenance and by continuing to make improvements based on technological advances;

•	we have rarely retired similar assets in the past; and

•	industry practice for similar assets has historically been to extend the economic lives through regular repair and maintenance and implementation of technological advances.

Legal Liabilities

In the ordinary course of business, we become party to lawsuits, administrative proceedings and governmental investigations. These matters may involve large or unspecified damages or penalties that may be sought from us and may require years to resolve. We record a liability related to a loss contingency attributable to such legal matters in accrued liabilities or other noncurrent liabilities on our consolidated balance sheet, depending on the classification as current or noncurrent if we determine the loss to be both probable and estimable. The liability is recorded for an amount that is management’s best estimate of the loss, or when a best estimate cannot be made, the minimum loss amount of a range of possible outcomes.

Acquisitions

We use the acquisition method of accounting for the recognition of assets acquired and liabilities assumed with acquisitions at their estimated fair values as of the date of acquisition. Any excess consideration transferred over the estimated fair values of the identifiable net assets acquired is recorded as goodwill. While we use our best estimates and assumptions to measure the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, our estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, not to exceed one year from the date of acquisition, any changes in the estimated fair values of the net assets recorded for the acquisitions will result in an adjustment to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to our statements of consolidated operations.

Revenue Recognition

We recognize revenues upon delivery of goods or services to a customer. For goods, this is the point at which title is transferred and when payment has either been received or collection is reasonably assured. Revenues for services are recorded when the services have been provided. We record certain transactions in cost of sales in our statements of consolidated operations on a net basis. These transactions include nonmonetary crude oil and refined product exchange transactions used to optimize our refinery supply, and sale and purchase transactions entered into with the same counterparty that are deemed to be in contemplation with one another. We include transportation fees charged to customers in revenues in our statements of consolidated operations, while the related costs are included in cost of sales.

Federal excise and state motor fuel taxes, which are remitted to governmental agencies through our refining segment and collected from customers in our marketing segment, are included in both revenues and cost of sales in our statements of consolidated operations. These taxes were primarily related to sales of gasoline and diesel fuel from continuing operations and totaled $581 million, $567 million and $467 million in 2014, 2013 and 2012, respectively.

Stock-Based Compensation

Our stock-based compensation includes stock appreciation rights (“SARs”), performance share awards, market stock units, stock options, restricted common stock, restricted stock units, and phantom stock options. The grant date fair value of performance share awards based on performance conditions, restricted common stock awards and restricted stock units are equal to the market price of our common stock on the date of grant. The fair values of market stock units and stock options are estimated using the Monte Carlo simulation and the Black-Scholes option-pricing model, respectively, on the date of grant. The fair values of our SARs, phantom stock options and certain performance share awards based on market conditions are remeasured at the end of each reporting period. SARs and phantom stock options are recorded in other current liabilities in our statement of financial position. We primarily amortize the fair value of our stock-based awards using the straight-line method over the vesting period. Our stock-based compensation expense includes estimates for forfeitures and volatility based on our historical experience. If actual forfeitures differ from our estimates, we adjust stock-based compensation expense accordingly. Expenses related to stock-based compensation are included in selling, general and administrative expenses in our statements of consolidated operations.

Earnings Per Share

We compute basic earnings per share by dividing net earnings attributable to Tesoro Corporation stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share include the effects of potentially dilutive shares, principally consisting of common stock options and unvested restricted stock, restricted stock units, market stock units and performance share awards outstanding during the period. Additionally, for the diluted earnings per share computation, net earnings attributable to Tesoro Corporation is reduced, where applicable, for the decrease in earnings from Tesoro’s limited partner unit ownership in TLLP that would have resulted assuming the incremental units related to TLLP’s equity incentive plans had been issued during the respective periods.

New Accounting Standards and Disclosures

Revenue Recognition. The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) in May 2014 providing accounting guidance for all revenue arising from contracts to provide goods or services to customers. The requirements from the new ASU are effective for interim and annual periods beginning after December 15, 2016, and early adoption is not permitted. The standard allows for either full retrospective adoption or modified retrospective adoption. At this time, we are evaluating the guidance to determine the method of adoption and the impact of this ASU on our financial statements and related disclosures.

Consolidation. The FASB issued an ASU in February 2015 amending current consolidation guidance including changes to both the variable and voting interest models used by companies to evaluate whether an entity should be consolidated. The requirements from the new ASU are effective for interim and annual periods beginning after December 15, 2015, and early adoption is permitted. We are evaluating the new ASU to determine whether any of our current conclusions with respect to consolidation of variable interest or other entities will change under the new guidance. At this time, we cannot estimate the impact of this ASU on our financial statements and related disclosures.

Debt Issuance Costs. The FASB issued an ASU in April 2015 simplifying the presentation of debt issuance costs. Under the ASU, debt issuance costs related to a recognized debt liability will be presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability. As a result, our balance sheet will reflect a reclassification of unamortized debt issuance costs from other noncurrent assets to debt. The ASU is effective for interim and annual periods beginning after December 15, 2015, and early adoption is permitted. We adopted this standard effective as of March 31, 2015 and applied the changes retrospectively to prior periods presented. Adoption of this standard has resulted in the reclassification of $93 million and $73 million from other noncurrent assets to debt on the balance sheet at December 31, 2014 and 2013, respectively.